Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 29, 2015
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001364089
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2015
Prospectus Date	rr_ProspectusDate	Sep. 29, 2014
Guggenheim Enhanced Short Duration Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Guggenheim Enhanced Short Duration ETF
Supplement [Text Block]	cik0001364089_SupplementTextBlock
CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim Enhanced Short Duration ETF

Supplement to the currently effective Summary Prospectus for the above-listed Fund:

Effective immediately, the Summary Prospectus is amended as follows:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The first sentence of the first paragraph of the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

The Fund will invest at least 80% of its net assets in fixed income securities and in exchange-traded funds ("ETFs") and closed-end funds that invest substantially all of their assets in fixed income securities.

The first sentence of the fourth paragraph of the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, including U.S. Treasury securities and corporate bonds, rated Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Group (“S&P”), Fitch Investor Services (“Fitch”), or any other nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Investment Adviser to be of comparable quality.

The first sentence of the seventh paragraph of the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

The Fund may invest up to 20% of its assets in mortgage-backed securities (“MBS”) or in other asset-backed securities ("ABS").

The last two sentences of the seventh paragraph of the “Principal Investment Strategies” section of the Summary Prospectus are hereby deleted in their entirety.

Supplement Closing [Text Block]	cik0001364089_SupplementClosingTextBlock	Claymore Exchange-Traded Fund Trust 227 West Monroe Street Chicago, Illinois 60606 Please Retain This Supplement for Future Reference April 29, 2015 GSY-SUMPRO-SUP2